Consolidated Schedule of Investments
July 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–21.10%
U.S. Treasury Floating Rate Notes–21.10%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.45%	01/31/2026	$66,500	$66,567,425
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.36%	04/30/2026	68,400	68,455,280
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.39%	07/31/2026	65,900	65,972,989
Total U.S. Treasury Securities (Cost $200,844,989)				200,995,694
		Expiration Date
Commodity-Linked Securities–5.47%
Bank of Montreal, 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2) (Canada)(b)(c)		07/06/2026	22,700	22,385,154
Royal Bank of Canada, (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		09/30/2025	16,800	16,741,214
Societe Generale, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2) (France)(d)		03/30/2026	18,000	12,965,543
Total Commodity-Linked Securities (Cost $57,500,000)				52,091,911
			Shares
Money Market Funds–71.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)			168,117,203	168,117,203
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.49%(e)(f)			200,918,433	200,918,433
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)			311,254,626	311,254,626
Total Money Market Funds (Cost $680,290,262)				680,290,262
TOTAL INVESTMENTS IN SECURITIES–97.99% (Cost $938,635,251)				933,377,867
OTHER ASSETS LESS LIABILITIES–2.01%				19,132,280
NET ASSETS–100.00%				$952,510,147
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $39,126,368, which represented 4.11% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,229,844	$126,737,531	$(68,850,172)	$-	$-	$168,117,203	$4,518,568
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	153,034,155	326,338,634	(278,454,356)	-	-	200,918,433	6,160,469
Invesco Treasury Portfolio, Institutional Class	203,749,531	235,369,701	(127,864,606)	-	-	311,254,626	8,301,919
Total	$467,013,530	$688,445,866	$(475,169,134)	$-	$-	$680,290,262	$18,980,956

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	425	September-2025	$47,143,125	$(8,200,108)	$(8,200,108)
Corn	1,015	December-2025	20,997,813	(1,313,612)	(1,313,612)
Cotton No. 2	540	December-2025	18,157,500	(489,414)	(489,414)
Gold 100 Oz.	6	December-2025	2,009,160	(40,139)	(40,139)
Lean Hogs	634	December-2025	20,725,460	939,358	939,358
Soybean	572	November-2025	28,292,550	(1,193,146)	(1,193,146)
Wheat	51	December-2025	1,383,375	(95,892)	(95,892)
Total Futures Contracts				$(10,392,953)	$(10,392,953)

(a)	Futures contracts collateralized by $24,489,470 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17%	Monthly	95,500	April—2026	USD	36,927,080	$—	$2,197,436	$2,197,436
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	42,700	August—2025	USD	22,710,127	—	846,809	846,809
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	174,000	January—2026	USD	62,845,633	—	1,897,853	1,897,853
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel Type A Excess Return Index	0.17	Monthly	251,000	June—2026	USD	21,148,758	—	558,676	558,676
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	226,500	July—2026	USD	26,422,493	—	91	91
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	47,300	January—2026	USD	41,941,813	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	210,000	November—2025	USD	13,357,281	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	108,100	August—2025	USD	46,163,619	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	13,500	July—2026	USD	3,838,743	—	0	0
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	15,500	July—2026	USD	12,367,087	—	590,572	590,572
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32	Monthly	71,500	June—2026	USD	33,335,831	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	130,050	February—2026	USD	86,333,914	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	581,500	December—2025	USD	63,013,026	—	2,252,091	2,252,091
Subtotal — Appreciation									—	8,343,528	8,343,528
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	97,000	July—2026	USD	15,916,643	$—	$(231,947)	$(231,947)
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	152,000	December—2025	USD	39,178,426	—	(568,799)	(568,799)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	327,000	January—2026	USD	36,399,874	—	(212,681)	(212,681)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	87,000	April—2026	USD	8,413,683	—	(161,994)	(161,994)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	1,800	May—2026	USD	1,668,873	—	(57,789)	(57,789)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,413,000	February—2026	USD	76,928,383	—	(2,145,641)	(2,145,641)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	178,300	February—2026	USD	60,149,969	—	(2,591,644)	(2,591,644)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	167,200	February—2026	USD	24,079,743	—	(161,214)	(161,214)
Morgan Stanley and Co. International PLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	Monthly	202,700	April—2026	USD	49,820,478	—	(27,709)	(27,709)
Subtotal — Depreciation									—	(6,159,418)	(6,159,418)
Total — Total Return Swap Agreements									$—	$2,184,110	$2,184,110

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,240,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Societe Generale Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Nickel Type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
MS Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$200,995,694	$—	$200,995,694
Commodity-Linked Securities	—	52,091,911	—	52,091,911
Money Market Funds	680,290,262	—	—	680,290,262
Total Investments in Securities	680,290,262	253,087,605	—	933,377,867
Other Investments - Assets*
Futures Contracts	939,358	—	—	939,358
Swap Agreements	—	8,343,528	—	8,343,528
	939,358	8,343,528	—	9,282,886
Other Investments - Liabilities*
Futures Contracts	(11,332,311)	—	—	(11,332,311)
Swap Agreements	—	(6,159,418)	—	(6,159,418)
	(11,332,311)	(6,159,418)	—	(17,491,729)
Total Other Investments	(10,392,953)	2,184,110	—	(8,208,843)
Total Investments	$669,897,309	$255,271,715	$—	$925,169,024

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund